Issued capital - Changes (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 03, 2020	Dec. 31, 2019	Oct. 24, 2019	Sep. 10, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Share capital (in shares)	17,340,641,302	17,340,641,302		16,618,114,582			16,236,573,942
Share capital	€ 8,670	€ 8,670		€ 8,309			€ 8,118
Capital increase			€ 361			€ 191
New shares issued (in shares)			722,526,720			381,540,640
Shares issued as a percentage of shared capital						2.35%
Takeover bid threshold percentage			4.35%			16.69%
Nominal value per share (in euro per share)	€ 0.50	€ 0.50		€ 0.50
Number of shares outstanding corresponding to the first repurchase program (in shares)	259,930,273
Number of shares equivalent to a Crest Depositary Interest (CDI)	1
Number of shares equivalent to an American Depositary Receipt (BDR)	1
Maximum percentage of equity interests of Banco Santander held by a single shareholder (in percentage)	3.00%
Maximum percentage of equity interests of Banco Santander held by a single shareholder residing in tax haven (in percentage)	1.00%
State Street Bank and Trust Company
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	13.35%
Chase Nominees Ltd.
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	9.15%
Bank of New York Mellon Corporation
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	5.21%
Citibank New York
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	3.74%
EC Nominees Limited
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital	3.34%
Blackrock, Inc.
Disclosure of classes of share capital [line items]
Shares owned by significant shareholders, as a percent of total share capital					5.426%